Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Maximum [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents maturity term	3 months